Financial assets, liabilities and financial results (telecom activities) - Financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 900	€ 1,210	€ 1,259
Non-current financial assets	950	1,516	1,208
Non-current derivatives assets	683	132	562
Current financial assets related to Mobile Financial Services activities	2,381	2,075	3,095
Current financial assets	2,313	3,259	4,766
Current derivatives, assets	7	162	12
Cash and cash equivalents	8,621	8,145	6,481	€ 5,634
Non-current financial liabilities related to Mobile Financial Services activities	0
Non-current financial liabilities	31,922
Non-current derivatives liabilities	220	844	487
Current financial liabilities related to Mobile Financial Services activities	3,161	3,128	4,279
Current financial liabilities	3,421
Current derivatives liabilities	124	35	22
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	86	102	101
Current financial liabilities related to Mobile Financial Services activities	3,161	3,128	4,280
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	977
Non-current derivatives assets	682
Current financial assets	2,313
Current derivatives, assets	7
Cash and cash equivalents	8,188	7,891	6,112	5,081
Non-current financial liabilities	31,922
Non-current derivatives liabilities	161
Current financial liabilities	3,426
Current derivatives liabilities	124
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	900
Non-current derivatives assets	0
Current financial assets related to Mobile Financial Services activities	2,385	2,077	3,098
Cash and cash equivalents	433	€ 254	€ 369	€ 553
Non-current financial liabilities related to Mobile Financial Services activities	28
Non-current derivatives liabilities	59
Current financial liabilities related to Mobile Financial Services activities	3,161
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(4)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Elimination of intersegment amounts [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(4)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities	€ (4)